Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (362,298)	$ (94,718)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,517	2,316
Amortization of premium on marketable securities	175	0
Change in fair value of warrants and SAFE liabilities	268,266	24,471
Impairment of inventories	4,407	1,378
Loss on disposal of property and equipment	525	37
Loss on extinguishment of debt	3,996	6,124
Share-based compensation	8,711	2,702
Changes in operating assets and liabilities:
Accounts receivable	(4,294)	805
Inventories	(4,018)	(2,454)
Prepaid expenses and other current assets	(2,805)	179
Other non-current assets	165	(2)
Accounts payable	2,620	(431)
Accrued and other current liabilities	6,693	(448)
Other non-current liabilities	(302)	(160)
Net cash used in operating activities	(75,642)	(60,201)
Cash flows from investing activities:
Purchases of marketable securities	(315,920)	(6,908)
Proceeds from maturities of marketable securities	16,755	0
Proceeds from sales of marketable securities	28,974	249
Proceeds from refundable security deposits	581	0
Purchases of property and equipment	(2,202)	(1,487)
Disposal of property and equipment	18	368
Net cash used in investing activities	(271,794)	(7,778)
Cash flows from financing activities:
Cash received from Gores on recapitalization	380,601	0
Transaction costs related to merger with Gores	(17,226)	0
Issuance cost paid for Series X convertible preferred stock	(5,790)	0
Proceeds from the issuance of debt	32,101	0
Repayment of debt	(41,190)	(9,540)
Debt prepayment charges	(1,918)	0
Debt issuance costs	(361)	(5,367)
Settlement of SAFE notes	0	(5,609)
Principal payments on capital leases	(222)	(118)
Proceeds from issuance of SAFE notes	0	37,377
Proceeds from issuance of restricted common stock	0	61
Repurchase of common stock	(10)	(13)
Net cash provided by financing activities	529,850	85,457
Net increase in cash and cash equivalents, and restricted cash and cash equivalents	182,414	17,478
Beginning cash and cash equivalents, and restricted cash and cash equivalents	27,305	9,827
Ending cash and cash equivalents, and restricted cash and cash equivalents	209,719	27,305
Supplemental disclosures of cash flow information:
Cash paid for interest	2,789	2,018
Supplemental disclosures of noncash investing and financing activities:
Conversion of Bridge Note into Series A convertible preferred stock	0	7,719
Conversion of SAFE notes into common stock	0	4,925
Conversion of SAFE notes into Series A convertible preferred stock	0	173,726
Issuance of Class A common stock upon exercise of warrants	30,112	0
Conversion of Series A, Series X and Founders’ convertible preferred stock into Class A and Class B common stock	422,813	0
Assets acquired on capital leases	318	397
Purchases of property and equipment recorded in accounts payable and accrued liabilities	319	150
Series X Convertible Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of preferred stock	183,865	0
Issuance cost paid for Series X convertible preferred stock	(5,790)
Series A Convertible Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of preferred stock	$ 0	$ 68,666